Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
FINANCING ACTIVITIES
Increase (decrease) in cash, cash equivalents and restricted cash	$ 4,484	$ 1,245	$ 1,598	$ 1,567
Cash, cash equivalents and restricted cash, beginning of period	40,342	41,446	43,281	41,124
Cash, cash equivalents and restricted cash, end of period	$ 44,786	42,691	$ 44,786	42,691
Balance Prior to Adoption [Member]
OPERATING ACTIVITIES
Restricted cash		1,715		(2,129)
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities				3,774
FINANCING ACTIVITIES
Restricted cash		154		232
Increase (decrease) in cash, cash equivalents and restricted cash		3,114		(349)
Cash, cash equivalents and restricted cash, beginning of period		15,452		18,915
Cash, cash equivalents and restricted cash, end of period		18,566		18,566
Adjustments Increase/(Decrease) [Member]
OPERATING ACTIVITIES
Restricted cash		(1,715)		2,129
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities				19
FINANCING ACTIVITIES
Restricted cash		(154)		(232)
Increase (decrease) in cash, cash equivalents and restricted cash		(1,869)		1,916
Cash, cash equivalents and restricted cash, beginning of period		25,994		22,209
Cash, cash equivalents and restricted cash, end of period		24,125		24,125
As Adjusted [Member]
OPERATING ACTIVITIES
Restricted cash		0		0
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities				3,793
FINANCING ACTIVITIES
Restricted cash		0		0
Increase (decrease) in cash, cash equivalents and restricted cash		1,245		1,567
Cash, cash equivalents and restricted cash, beginning of period		41,446		41,124
Cash, cash equivalents and restricted cash, end of period		$ 42,691		$ 42,691